Fair Value Measurement - Additional Information (Details)	Sep. 30, 2021 USD ($) shares $ / shares	Mar. 01, 2021	Feb. 25, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	5 days 12 hours		5 days 12 hours
Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term		5 years
Closing price | $ / shares	$ 1.14		$ 10.41
Until Close of Business Combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	6 months
Subsequent to Business Combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	5 years
Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Dividend rate | shares	0
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Closing price | $ / shares	$ 1.14
Aggregate values of Warrants | $	$ 4,916,250		$ 6,727,500	$ 0
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Aggregate values of Warrants | $	$ 3,381,999		$ 4,600,000	$ 0